Inventories	12 Months Ended
Mar. 31, 2012
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Finished goods	¥715,272	¥981,612	$11,943
Raw materials	299,755	347,878	4,233
Work in process	218,335	221,036	2,689
Supplies and other	70,880	71,756	873

Total	¥1,304,242	¥1,622,282	$19,738